Capital Stock (Details) - Schedule of Issued and Paid - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Capital Stock (Details) - Schedule of Issued and Paid [Line Items]
Number issued	6,749,002	6,143,998
Paid amount	$ 452,246,204	$ 433,689,768
Common shares [Member]
Capital Stock (Details) - Schedule of Issued and Paid [Line Items]
Number issued	167,610	167,610
Paid amount	$ 9,894,326	$ 9,894,326
Class A preferred shares [Member]
Capital Stock (Details) - Schedule of Issued and Paid [Line Items]
Number issued	1,230,291	1,230,291
Paid amount	$ 79,056,406	$ 79,056,406
Class B preferred shares [Member]
Capital Stock (Details) - Schedule of Issued and Paid [Line Items]
Number issued	1,296,922	1,296,922
Paid amount	$ 82,626,031	$ 82,626,031
Class C preferred shares [Member]
Capital Stock (Details) - Schedule of Issued and Paid [Line Items]
Number issued	2,069,741	2,069,741
Paid amount	$ 116,877,914	$ 116,877,914
Class D-1 preferred shares [Member]
Capital Stock (Details) - Schedule of Issued and Paid [Line Items]
Number issued	1,349,111	744,107
Paid amount	$ 100,830,621	$ 82,274,185
Class D-2 preferred shares [Member]
Capital Stock (Details) - Schedule of Issued and Paid [Line Items]
Number issued	635,327	635,327
Paid amount	$ 62,960,906	$ 62,960,906